Note 7 - Other Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7.	Other assets

	December 31, 2016	December 31, 2015

Advisor loans receivable	$28,477	$10,115
Equity and cost method investments	7,028	5,897
Financing fees, net of accumulated amortization of $947 (December 31, 2015 - $353)	2,044	2,676
Other	1,108	599

	$38,657	$19,287